Note 5 - Vessels and Advances, Net (Details) $ in Thousands	4 Months Ended	12 Months Ended			52 Months Ended
	May 06, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 06, 2029 USD ($)
Gain (Loss) on Sales of Vessels, Net		$ (11,456)	$ 0	$ 0
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)		2,842,297
Depreciation, Depletion and Amortization		$ 28,410	0	0
Vessels Impairment Loss		0
Costamare Bulkers Holdings Limited Predecessor [Member]
Gain (Loss) on Sales of Vessels, Net	$ (4,669)	(4,669)	3,788	(5,324)
Gain (Loss) on Vessels Held for Sale	(1,579)	(1,579)	$ 0	(2,305)
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)			3,016,855
Depreciation, Depletion and Amortization	14,044	$ 14,044	$ 37,385	39,621
Vessels Impairment Loss			$ 0	$ 434	$ 179
Number of Vessels Impaired				2
Costamare Bulkers Holdings Limited Predecessor [Member] | Resource [Member]
Gain (Loss) on Vessels Held for Sale	$ (1,579)
Costamare Bulkers Holdings Limited Predecessor [Member] | Miracle, Prosper, Frontier, Magnes, Alwine, and August [Member]
Number of Vessels Acquired During Period			6
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)			843,679
Costamare Bulkers Holdings Limited Predecessor [Member] | Alliance, Merida, Pegasus, Oracle, Titan I and Discovery [Member]
Gain (Loss) on Sales of Vessels, Net			$ 3,788
Costamare Bulkers Holdings Limited Predecessor [Member] | Miner, Taibo, Comity, Peace, Pride and Cetus [Member]
Gain (Loss) on Sales of Vessels, Net				$ (5,324)